Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
June 30, 2023
INTCEN-NPRT3-0823
1.859215.115
Common Stocks - 98.6%
	Shares	Value ($)
Australia - 2.4%
Arena (REIT) unit	1,641,719	4,128,683
Commonwealth Bank of Australia	133,287	8,923,138
Flutter Entertainment PLC (a)	100,441	20,154,491
Flutter Entertainment PLC (Ireland) (a)	47,600	9,570,151
Glencore PLC	4,118,800	23,353,126
Macquarie Group Ltd.	101,672	12,097,733
National Storage REIT unit	2,159,674	3,390,118
Rio Tinto PLC	99,900	6,348,616
Treasury Wine Estates Ltd.	588,396	4,412,475
Westpac Banking Corp.	1,252,317	17,831,261
Woodside Energy Group Ltd.	483,116	11,175,235
TOTAL AUSTRALIA		121,385,027
Belgium - 1.0%
Azelis Group NV	374,249	8,526,985
KBC Group NV	486,762	33,951,408
UCB SA	75,200	6,663,129
Warehouses de Pauw	140,297	3,845,673
TOTAL BELGIUM		52,987,195
Canada - 5.5%
Africa Oil Corp.	2,858,727	6,085,382
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	205,600	10,542,674
Athabasca Oil Corp. (a)	112,600	243,942
Boardwalk (REIT)	66,700	3,131,212
Cameco Corp.	58,771	1,840,656
Canadian Natural Resources Ltd.	243,136	13,669,575
Canadian Pacific Kansas City Ltd.	376,900	30,442,197
Chemtrade Logistics Income Fund	1,406,300	8,694,166
Constellation Software, Inc.	24,600	50,968,935
Eco Atlantic Oil & Gas Ltd. (a)	816,000	138,592
Emera, Inc.	69,730	2,871,839
Fortis, Inc.	71,490	3,080,856
Franco-Nevada Corp.	78,700	11,216,718
GFL Environmental, Inc.	140,960	5,473,472
Hydro One Ltd. (b)	57,170	1,633,429
Imperial Oil Ltd.	251,241	12,854,588
Intact Financial Corp.	109,900	16,968,444
Ivanhoe Mines Ltd. (a)	446,300	4,076,414
Lumine Group, Inc.	53,706	736,621
Major Drilling Group International, Inc. (a)	176,500	1,217,747
MEG Energy Corp. (a)	455,570	7,221,717
Methanex Corp.	118,100	4,880,011
Onex Corp. (sub. vtg.)	171,200	9,455,900
Royal Bank of Canada	352,400	33,655,896
Shopify, Inc. Class A (a)	198,910	12,849,586
Teck Resources Ltd. Class B (sub. vtg.)	216,200	9,096,802
TMX Group Ltd.	837,000	18,834,474
TOTAL CANADA		281,881,845
China - 0.5%
Chervon Holdings Ltd.	269,100	1,064,587
NXP Semiconductors NV	15,600	3,193,008
Prosus NV	146,800	10,750,774
Wuliangye Yibin Co. Ltd. (A Shares)	525,500	11,882,602
TOTAL CHINA		26,890,971
Denmark - 4.5%
A.P. Moller - Maersk A/S Series B	6,700	11,780,259
Carlsberg A/S Series B	144,000	23,013,410
DSV A/S	368,900	77,472,514
Novo Nordisk A/S Series B	653,700	105,598,596
Novozymes A/S Series B	144,900	6,750,745
ORSTED A/S (b)	44,680	4,222,124
TOTAL DENMARK		228,837,648
Finland - 1.1%
Elisa Corp. (A Shares)	105,030	5,608,952
Nordea Bank ABP	3,201,900	34,823,429
Sampo Oyj (A Shares)	378,000	16,960,914
TOTAL FINLAND		57,393,295
France - 13.9%
Air Liquide SA	375,560	67,351,082
Airbus Group NV	214,100	30,954,951
ALTEN	168,100	26,469,053
Antin Infrastructure Partners SA	67,800	1,100,872
ARGAN SA	10,816	802,565
AXA SA	408,000	12,056,937
BNP Paribas SA	304,200	19,196,832
Capgemini SA	250,600	47,449,244
Dassault Systemes SA	159,900	7,088,367
Edenred SA	643,900	43,098,936
Engie SA	298,310	4,967,732
EssilorLuxottica SA	239,078	45,028,218
Hermes International SCA	7,100	15,417,565
L'Oreal SA	145,000	67,639,033
LVMH Moet Hennessy Louis Vuitton SE	154,745	145,910,968
Pernod Ricard SA	254,300	56,164,413
Safran SA	266,600	41,778,812
TotalEnergies SE	1,307,893	75,079,118
Veolia Environnement SA	125,330	3,967,379
TOTAL FRANCE		711,522,077
Germany - 7.5%
Allianz SE	145,800	33,960,277
Bayer AG	124,200	6,875,100
Covestro AG (a)(b)	97,900	5,082,899
Deutsche Borse AG	182,800	33,747,536
Deutsche Post AG	498,831	24,347,630
Deutsche Telekom AG	653,900	14,267,128
E.ON SE	240,270	3,062,293
Evonik Industries AG	166,100	3,159,158
Fresenius SE & Co. KGaA	374,200	10,359,257
Hannover Reuck SE	158,200	33,550,221
Infineon Technologies AG	887,900	36,565,722
LEG Immobilien AG	34,400	1,975,962
Mercedes-Benz Group AG (Germany)	260,000	20,927,735
Merck KGaA	247,243	40,886,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,660	997,331
Rheinmetall AG	61,528	16,838,550
RWE AG	120,440	5,239,880
SAP SE	137,659	18,805,238
Siemens AG	198,150	33,031,775
Siemens Healthineers AG (b)	700,400	39,635,378
Symrise AG	38,100	3,994,880
TOTAL GERMANY		387,310,861
Hong Kong - 2.5%
AIA Group Ltd.	7,502,000	76,194,060
CK Asset Holdings Ltd.	932,588	5,165,176
HK Electric Investments & HK Electric Investments Ltd. unit	982,690	588,159
HKT Trust/HKT Ltd. unit	2,248,070	2,613,568
Prudential PLC	1,742,260	24,606,626
Sino Land Ltd.	3,100,509	3,810,350
Techtronic Industries Co. Ltd.	1,251,000	13,594,008
TOTAL HONG KONG		126,571,947
Hungary - 0.3%
Richter Gedeon PLC	589,800	14,546,742
India - 1.1%
HCL Technologies Ltd.	709,000	10,304,768
HDFC Bank Ltd.	2,122,600	44,039,864
TOTAL INDIA		54,344,632
Ireland - 0.9%
AIB Group PLC	2,909,400	12,222,738
Bank of Ireland Group PLC	1,499,400	14,296,637
Kingspan Group PLC (Ireland)	321,600	21,371,632
TOTAL IRELAND		47,891,007
Israel - 0.1%
NICE Ltd. sponsored ADR (a)	16,652	3,438,638
Italy - 3.1%
Coca-Cola HBC AG	375,000	11,168,063
Davide Campari Milano NV	777,700	10,769,067
Enel SpA	628,006	4,234,283
Ferrari NV (Italy)	38,300	12,516,991
FinecoBank SpA	1,306,000	17,550,195
GVS SpA (a)(b)	115,000	694,576
Industrie de Nora SpA	116,500	2,444,610
Intercos SpA	111,300	1,870,339
Prada SpA	1,043,000	6,987,940
Prysmian SpA	315,100	13,162,085
Recordati SpA	881,700	42,092,358
UniCredit SpA	1,555,200	36,163,960
TOTAL ITALY		159,654,467
Japan - 14.9%
Advance Residence Investment Corp.	1,616	3,852,552
Advantest Corp.	56,200	7,569,241
AeroEdge Co. Ltd.	10,000	117,121
Ajinomoto Co., Inc.	157,300	6,266,337
Bandai Namco Holdings, Inc.	592,700	13,725,341
BayCurrent Consulting, Inc.	228,400	8,496,838
Bleach, Inc.	98,800	917,509
Capcom Co. Ltd.	594,800	23,475,422
Daiichi Sankyo Kabushiki Kaisha	659,200	20,945,604
Daiichikosho Co. Ltd.	243,980	4,281,211
DENSO Corp.	137,900	9,301,649
Dip Corp.	115,590	2,863,815
Fast Retailing Co. Ltd.	50,600	12,977,625
FUJIFILM Holdings Corp.	393,300	23,434,058
Fujitsu Ltd.	38,000	4,920,350
Grid, Inc.	10,200	151,273
Hitachi Ltd.	617,600	38,400,211
Hoya Corp.	457,700	54,771,245
Itochu Corp.	748,500	29,731,585
JTOWER, Inc. (a)	378,450	18,018,306
Kansai Electric Power Co., Inc.	460,090	5,772,477
Katitas Co. Ltd.	85,500	1,468,305
KDDI Corp.	222,130	6,860,068
Keyence Corp.	34,900	16,582,969
Kobe Bussan Co. Ltd.	147,700	3,813,924
Minebea Mitsumi, Inc.	1,037,700	19,681,688
Misumi Group, Inc.	349,700	6,953,043
Mizuho Financial Group, Inc.	1,313,400	20,075,937
Nomura Real Estate Holdings, Inc.	198,200	4,689,385
Nomura Research Institute Ltd.	105,300	2,909,170
ORIX Corp.	512,900	9,353,346
Persol Holdings Co. Ltd.	1,458,652	26,171,732
Relo Group, Inc.	595,300	8,065,501
Renesas Electronics Corp. (a)	889,900	16,794,473
Shin-Etsu Chemical Co. Ltd.	1,579,000	52,766,951
Shiseido Co. Ltd.	105,900	4,800,418
SMC Corp.	52,400	29,121,925
SoftBank Group Corp.	236,176	11,137,969
Sony Group Corp.	758,600	68,478,982
Sumitomo Mitsui Financial Group, Inc.	531,400	22,775,511
Suzuki Motor Corp.	479,900	17,402,518
Terumo Corp.	392,500	12,500,992
TIS, Inc.	363,000	9,033,806
Tokio Marine Holdings, Inc.	1,730,300	39,889,589
Tokyo Electron Ltd.	248,000	35,719,065
Toyota Motor Corp.	1,445,600	23,233,812
Z Holdings Corp.	1,431,690	3,450,502
TOTAL JAPAN		763,721,351
Luxembourg - 0.2%
Eurofins Scientific SA	166,302	10,554,222
Netherlands - 5.9%
Adyen BV (a)(b)	4,100	7,099,838
Argenx SE ADR (a)	21,100	8,223,303
ASM International NV (Netherlands)	64,100	27,163,498
ASML Holding NV (Netherlands)	188,808	136,947,828
Heineken NV (Bearer)	121,400	12,484,365
IMCD NV	171,300	24,617,701
Shell PLC (London)	1,208,800	36,060,543
Topicus.Com, Inc. (a)	26,781	2,196,456
Universal Music Group NV	245,240	5,445,780
Wolters Kluwer NV	351,173	44,566,157
TOTAL NETHERLANDS		304,805,469
New Zealand - 0.0%
Ryman Healthcare Ltd.	175,400	710,064
Norway - 0.3%
Equinor ASA	317,613	9,248,532
Mowi ASA	61,500	975,190
Norsk Hydro ASA	497,600	2,966,324
Schibsted ASA (B Shares)	192,890	3,195,185
TOTAL NORWAY		16,385,231
Portugal - 0.1%
Galp Energia SGPS SA Class B	268,000	3,134,974
Singapore - 0.4%
Parkway Life REIT	897,148	2,591,294
Sea Ltd. ADR (a)	107,390	6,232,916
United Overseas Bank Ltd.	460,205	9,549,833
Wing Tai Holdings Ltd.	2,265,700	2,464,484
TOTAL SINGAPORE		20,838,527
South Africa - 0.2%
Anglo American PLC (United Kingdom)	415,100	11,819,355
Spain - 2.3%
Amadeus IT Holding SA Class A	620,649	47,204,477
Banco Santander SA (Spain)	4,218,200	15,616,359
CaixaBank SA	7,379,700	30,569,044
Cellnex Telecom SA (b)	296,301	11,959,742
EDP Renovaveis SA	140,310	2,801,079
Iberdrola SA	869,451	11,353,988
TOTAL SPAIN		119,504,689
Sweden - 2.0%
AddTech AB (B Shares)	606,127	13,195,549
Atlas Copco AB (A Shares)	2,389,700	34,499,820
Evolution AB (b)	69,000	8,737,797
Haypp Group (a)	353,000	1,489,196
Hemnet Group AB	115,810	2,027,280
Indutrade AB	964,189	21,714,781
JM AB (B Shares)	100,000	1,332,363
Kry International AB (a)(c)(d)	527	31,283
Nordnet AB	93,441	1,250,171
NP3 Fastigheter AB	28,000	422,907
Sandvik AB	881,500	17,179,906
TOTAL SWEDEN		101,881,053
Switzerland - 4.0%
Compagnie Financiere Richemont SA Series A	447,000	75,931,000
DSM-Firmenich AG	54,900	5,908,016
Julius Baer Group Ltd.	437,820	27,629,741
Novartis AG	38,620	3,893,647
Partners Group Holding AG	22,700	21,344,417
Sika AG	147,634	42,282,470
Sonova Holding AG	47,506	12,642,790
UBS Group AG	849,250	17,169,073
TOTAL SWITZERLAND		206,801,154
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	873,000	16,123,337
United Kingdom - 13.7%
3i Group PLC	1,204,400	29,804,022
Ashtead Group PLC	375,400	25,954,706
AstraZeneca PLC (United Kingdom)	793,900	113,808,961
B&M European Value Retail SA	1,380,776	9,767,471
BAE Systems PLC	2,060,511	24,295,997
Beazley PLC	1,563,541	11,695,756
Big Yellow Group PLC	115,000	1,567,117
British American Tobacco PLC (United Kingdom)	98,400	3,269,384
Compass Group PLC	2,578,409	72,203,576
Cranswick PLC	83,018	3,422,351
Croda International PLC	47,500	3,393,885
Deliveroo PLC Class A (a)(b)	3,742,100	5,441,575
Diageo PLC	1,741,684	74,876,743
Diploma PLC	183,468	6,952,850
Grainger Trust PLC	534,200	1,541,402
Hiscox Ltd.	1,267,717	17,565,107
Horizonte Minerals PLC (a)	1,755,800	3,211,007
Hotel Chocolat Group Ltd. (a)(e)	1,302,371	1,968,273
Indivior PLC (a)	272,100	6,299,686
Informa PLC	644,410	5,941,589
JD Sports Fashion PLC	5,400,000	10,012,680
John Wood Group PLC (a)	6,981,500	11,996,381
Lancashire Holdings Ltd.	1,380,700	10,135,166
London Stock Exchange Group PLC	419,500	44,648,812
National Grid PLC	765,280	10,146,367
NatWest Group PLC	3,648,500	11,151,609
RELX PLC (London Stock Exchange)	2,148,715	71,682,693
Rentokil Initial PLC	4,227,100	33,050,468
Rolls-Royce Holdings PLC (a)	11,667,800	22,437,211
RS GROUP PLC	1,435,819	13,862,172
Sage Group PLC	1,157,400	13,593,617
SSE PLC	216,940	5,087,264
Supreme PLC	2,564,900	3,322,571
Unilever PLC (Netherlands)	168,161	8,754,655
WH Smith PLC	206,900	4,067,571
WPP PLC	369,140	3,869,251
TOTAL UNITED KINGDOM		700,799,946
United States of America - 9.6%
Airbnb, Inc. Class A (a)	19,700	2,524,752
Brookfield Renewable Corp.	69,110	2,180,115
CBRE Group, Inc. (a)	261,800	21,129,878
CDW Corp.	80,400	14,753,400
Elastic NV (a)	28,900	1,853,068
Equifax, Inc.	54,900	12,917,970
Experian PLC	1,301,996	49,971,913
Ferguson PLC	169,700	26,745,908
Hess Corp.	21,540	2,928,363
ICON PLC (a)	167,200	41,833,440
Linde PLC	155,312	59,186,297
Marsh & McLennan Companies, Inc.	220,200	41,415,216
Micron Technology, Inc.	42,800	2,701,108
Nestle SA (Reg. S)	834,478	100,380,699
NextEra Energy, Inc.	35,230	2,614,066
Philip Morris International, Inc.	75,900	7,409,358
Republic Services, Inc.	8,840	1,354,023
ResMed, Inc.	35,300	7,713,050
Roche Holding AG (participation certificate)	30,090	9,191,594
S&P Global, Inc.	83,666	33,540,863
Sanofi SA	250,055	26,919,868
Thermo Fisher Scientific, Inc.	36,200	18,887,350
Waste Connections, Inc. (United States)	15,530	2,219,703
TOTAL UNITED STATES OF AMERICA		490,372,002
Zambia - 0.3%
First Quantum Minerals Ltd.	676,700	16,008,891
TOTAL COMMON STOCKS (Cost $4,119,430,767)		5,058,116,617

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Volkswagen AG	45,800	6,158,850
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	3,043	180,636
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,129,858)		6,339,486

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	39,774,234	39,782,189
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	1,660,166	1,660,332
TOTAL MONEY MARKET FUNDS (Cost $41,442,519)		41,442,521

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,169,003,144)	5,105,898,624
NET OTHER ASSETS (LIABILITIES) - 0.5%	25,620,412
NET ASSETS - 100.0%	5,131,519,036

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,507,358 or 1.6% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $211,919 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	228,879

Kry International AB Series E	5/14/21	1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	37,282,189	1,494,307,813	1,491,807,813	2,715,893	-	-	39,782,189	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	55,235,153	516,612,096	570,186,917	439,367	-	-	1,660,332	0.0%
Total	92,517,342	2,010,919,909	2,061,994,730	3,155,260	-	-	41,442,521

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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